Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2023
Investments in Affiliates [Abstract]
Schedule of Equity Method Investments	As of December 31, 2022 and 2023, the Group’s investments accounted for under the equity method were as follows:
	As of December 31,
	2022	2023
	RMB	RMB
CNFinance	—	—
Others	4,035	—
Total	4,035	—